RULE 497 FILING

On behalf of the Goldman Sachs Core Fixed Income Fund (the “Fund”), a series of Goldman Sachs Variable Insurance Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on December 21, 2020 (Accession No. 0001193125-20-322804), which is incorporated by reference into this Rule 497 Filing.